Mineral Property Interests (Details) (USD $)	12 Months Ended			133 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2013
Mineral property interests expense	$ 5,147,673	$ 6,085,967	$ 2,993,700	$ 21,732,243
Pinguino Project [Member]
Assaying, testing and analysis	178,337	256,359	147,444	1,150,093
Camp, salaries and supplies	1,841,027	1,674,527	601,174	5,751,273
Claim maintenance	31,243	59,626	28,602	137,859
Drilling	1,680,359	3,020,527	1,443,459	10,312,761
Engineering	666,707	330,095	131,160	1,127,962
Environmental	35,518	139,647	0	175,165
Geological and geophysical	281,229	261,902	230,050	1,587,268
Metallurgical	264,543	1,064	69,437	335,044
Travel and accommodation	35,736	94,693	48,940	307,325
Mineral property interests expense	5,014,699	5,838,440	2,700,266	20,884,750
Condor Project [Member]
Claim maintenance	12,435	18,858	0	38,821
Geological and geophysical	15,712	90,615	0	110,512
Camp and field supplies	8,260	26,097	0	34,555
Mineral property interests expense	36,407	135,570	0	183,888
Contreras and other Santa Cruz Projects [Member]
Assaying, testing and analysis	0	0	60,247	60,247
Camp, salaries and supplies	5,013	1,548	169,916	176,477
Claim maintenance	12,646	0	0	34,497
Environmental	4,900	0	0	4,900
Geological and geophysical	248	98,129	33,830	132,207
Travel and accommodation	0	0	28,814	28,814
Mineral property interests expense	22,807	99,677	292,807	437,142
Rio Negro Project [Member]
Assaying, testing and analysis	496	0	0	496
Claim maintenance	54,301	8,499	0	69,908
Geological and geophysical	602	0	0	40,435
Travel and accommodation	818	0	303	10,735
Camp and field supplies	13,476	0	0	65,312
Mineral property interests expense	69,693	8,499	303	186,886
British Columbia Claims and other [Member]
Mineral property interests expense	$ 4,067	$ 3,781	$ 324	$ 39,577